SCHEDULE OF STOCK OPTION TRANSACTIONS (Details)		12 Months Ended
	Feb. 12, 2025 shares	Dec. 31, 2025 shares $ / shares		Dec. 31, 2025 shares $ / shares		Dec. 31, 2024 shares $ / shares		Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options, beginning balance		1,756,670		1,756,670		1,411,170		1,411,170
Weighted average exercise price, beginning balance | (per share)		$ 3.75		$ 5.39		$ 4.78		$ 6.33
Number of stock options, options granted		2,863,500	[1],[2],[3],[4],[5]	2,863,500	[1],[2],[3],[4],[5]	552,000	[6]	552,000	[6]
Number of stock options, Options cancelled		(127,668)		(127,668)
Number of stock options, Options exercised		(225,332)		(225,332)
Number of stock options, Expiry of options						(206,500)		(206,500)
Number of stock options, ending balance		4,267,170		4,267,170		1,756,670		1,756,670
Weighted average exercise price, ending balance | (per share)		$ 8.41		$ 6.14		$ 3.75		$ 5.39
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options granted	500,000

[1]	On December 30, 2025, 1,790,500 share options were granted to employees. 474,500 share options have an exercise price of $8.00 per share and their vesting schedule is as follows: a third vest on December 30, 2025, a third on December 30, 2027, and a third on December 30, 2028. 800,000 share options have an exercise price of $8.00 per share and vest immediately. 1,000 share options have an exercise price of $6.40 per share and their vesting schedule is as follows: a third vest on June 30, 2026, a third on June 30, 2027, and a third on June 30, 2028. 15,000 share options have an exercise price of $8.00 per share and their vesting schedule is as follows: a third vest immediately, a third on December 30, 2026, and a third on December 30, 2027. The remaining 500,000 share options have an exercise price of $6.00 per share and vest immediately. The options expire on December 30, 2035. The fair value of the options granted was estimated at $7,747 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.43; Expected option life 10 years; Volatility 105%; Risk-free interest rate 4.13%; Dividend yield 0%.
[2]	On February 12, 2025, the Company granted the CEO 500,000 share options to purchase Common Shares with an exercise price of $6.40 per share, vesting immediately and expiring on February 2, 2035. The fair value of the options granted was estimated at $3,092 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.61; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.64%; Dividend yield 0%.
[3]	On January 15, 2025, the Company granted an employee 105,000 share options to purchase Common Shares of the company with an exercise price of $6.40 per share. The share options vest quarterly starting on January 15, 2026, and expire on January 15, 2035. The fair value of the options granted was estimated at $627 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.38; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.65%; Dividend yield 0%.
[4]	On June 20, 2025, 229,000 share options were granted to employees. 30,000 share options have an exercise price of $1.775 per share and their vesting schedule is as follows: a third vest on June 30, 2025, a third on June 30, 2026, and a third on June 30, 2027. The remaining 199,000 share options have an exercise price of $6.40 per share and their vesting schedule is as follows: a third vest on June 30, 2026, a third on June 30, 2027, and a third on June 30, 2028. The options expire on June 20, 2035. The fair value of the options granted was estimated at $2,252 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $10.36; Expected option life 10 years; Volatility 108%; Risk-free interest rate 4.38%; Dividend yield 0%.
[5]	On October 9, 2025, 239,000 share options were granted to employees. 215,000 share options have an exercise price of $8.00 per share, 24,000 share options have an exercise price of $6.40 per share. The vesting schedule is as follows: a third vest on September 30, 2026, a third on September 30, 2027, and a third on September 30, 2028. The options expire on October 9, 2035. The fair value of the options granted was estimated at $1,644 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $7.33; Expected option life 10 years; Volatility 113%; Risk-free interest rate 4.15%; Dividend yield 0%.
[6]	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.